Other operating income (Tables)	12 Months Ended
Jan. 31, 2019
Analysis of income and expense [abstract]
Disclosure of other operating income

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
	£000	£000	£000
Analysis of other operating income by category:
Income recognized in respect of BARDA	13,091	1,772	—
Grant income	1,187	13	56
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 21)	539	908	—
Income recognized in respect of the Wellcome Trust	—	—	13
Research and development credit	333	23	3
Other income	6	9	—
	15,156	2,725	72